Intangible Assets - Details Of changes In Intangible Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	₩ 849,114			₩ 785,386		₩ 792,077
Changes in intangible assets and goodwill [abstract]
Acquisitions	242,789			163,219		127,242
Disposal	(2,318)			(1,297)		(347)
Amortization	(160,954)	[1]		(162,835)	[2]	(149,311)	[3]
Impairment losses	(37)			(88)		(111)
Transfer	(31)			0		0
Foreign currencies translation adjustments	6,868			(6,557)		14,343
Business combination	62,974			65,465
Others	(1,637)			5,645		1,493
Ending balance	996,842		$ 772,147	849,114		785,386
Amortization of other intangible assets included in other operating expenses	22,349			14,664		13,963
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	397,527			345,449		334,290
Changes in intangible assets and goodwill [abstract]
Acquisitions	0			0		0
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustments	6,039			(5,592)		11,159
Business combination	41,527			57,670
Others	0			0		0
Ending balance	445,093			397,527		345,449
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	643			723		709
Changes in intangible assets and goodwill [abstract]
Acquisitions	72			162		247
Disposal	0			0		0
Amortization	(206)	[1]		(242)	[2]	(233)	[3]
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustments	0			0		0
Business combination	0			0
Others	0			0		0
Ending balance	509			643		723
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	212,627			207,708		208,873
Changes in intangible assets and goodwill [abstract]
Acquisitions	105,596			91,992		74,444
Disposal	0			0		0
Amortization	(76,192)	[1]		(87,294)	[2]	(80,128)	[3]
Impairment losses	0			0		0
Transfer	61			300		4,518
Foreign currencies translation adjustments	(1)			(5)		0
Business combination	0			0
Others	0			(74)		1
Ending balance	242,091			212,627		207,708
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	192,373			193,182		205,445
Changes in intangible assets and goodwill [abstract]
Acquisitions	125,509			62,073		49,137
Disposal	(1,028)			(2)		0
Amortization	(84,556)	[1]		(75,299)	[2]	(68,950)	[3]
Impairment losses	0			0		(18)
Transfer	650			182		2,946
Foreign currencies translation adjustments	854			(865)		2,952
Business combination	18,882			7,795
Others	472			5,307		1,670
Ending balance	253,156			192,373		193,182
Membership deposit
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	42,917			37,607		36,091
Changes in intangible assets and goodwill [abstract]
Acquisitions	4,000			6,571		2,437
Disposal	(1,290)			(1,295)		(347)
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	(37)			(88)		(93)
Transfer	(392)			0		0
Foreign currencies translation adjustments	4			(42)		232
Business combination	2,565			0
Others	10			(12)		(713)
Ending balance	47,851			42,917		37,607
Construction in progress
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,027			717		6,669
Changes in intangible assets and goodwill [abstract]
Acquisitions	7,612			2,421		977
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0			0		0
Transfer	(350)			(482)		(7,464)
Foreign currencies translation adjustments	(28)			(53)		0
Business combination	0			0
Others	(2,119)			424		535
Ending balance	₩ 8,142			₩ 3,027		₩ 717

[1]	Amortization of other intangible assets amounting to 22,349 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 14,664 million Won is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 13,963 million Won is included in other operating expenses.